Note 8 - Mineral Property Interests (Details Textual) $ in Thousands, $ in Thousands			12 Months Ended
	Sep. 26, 2016 USD ($)	Jun. 28, 2016 USD ($)	Dec. 31, 2017 CAD ($) ha	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Jun. 02, 2016 USD ($) ha
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets			$ 36,319		$ 15,492
Committee Bay mining property [member]
Statement Line Items [Line Items]
Ownership interest in exploration project			100.00%
Net Smelter Royalty			1.00%
Additional smelter royalty			1.50%
Area subject to additional royalties | ha			7,596
Purchase option price per one-third of net smelting royalty			$ 2,000,000
Threshold used to determine the number of payments for purchase of addition area of project			0.50%
Committee Bay mining property [member] | Bottom of range [member]
Statement Line Items [Line Items]
Area of Project | ha			380,000
Gibson MacQuoid mining property [member] | Bottom of range [member]
Statement Line Items [Line Items]
Area of Project | ha			350,000
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Ownership interest in exploration project			100.00%
Area of Project | ha			7,500
Net Smelter Royalty			2.00%
Huilacollo mining property [member]
Statement Line Items [Line Items]
Area of Project | ha						2,000
Option to acquire ownership interest in mining project			100.00%
Net smelter royalty on precious metals						1.50%
Purchase option to acquire ownership interest on precious metals						$ 2,500
Net smelter royalty on base metals						2.50%
Purchase option to acquire ownership interest on base metals						$ 7,000
Purchase of exploration and evaluation assets				$ 650
Huilacollo mining property, Andamarca claim [member]
Statement Line Items [Line Items]
Net Smelter Royalty			1.50%
Option to acquire ownership interest in mining project			50.00%
Amount of payment required for remaining ownership interest				2,500
Huilacollo mining property, Tacora claim [member]
Statement Line Items [Line Items]
Net Smelter Royalty			0.50%
Option to acquire ownership interest in mining project			50.00%
Amount of payment required for remaining ownership interest				$ 500
Sombrero mining project [member]
Statement Line Items [Line Items]
Amount of payment required for remaining ownership interest		$ 5,000
Amount of future work expenditures within period of time in order to purchase ownership interest		2,100
Required cash payment in addition to work expenditure commitment		$ 200
Free carried duration		1 year
Free carried ownership interest		20.00%
Sombrero mining project [member] | Bottom of range [member]
Statement Line Items [Line Items]
Option to acquire ownership interest in mining project		80.00%
Sombrero mining project [member] | Top of range [member]
Statement Line Items [Line Items]
Option to acquire ownership interest in mining project		100.00%
Period of time for work expenditures		5 years
Baños del Indio mining property [member]
Statement Line Items [Line Items]
Net Smelter Royalty	3.00%
Option to acquire ownership interest in mining project	100.00%
Ownership interest purchasable with cash	50.00%
Amount of payment required in cash to aquire ownership interest	$ 6,000